SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Money Market Funds, at Carrying Value	$ 504,107	$ 0
Money Market Fund Annual Yield Percentage	3.20%
Advertising Expense	212,930	271,164	217,519
Provision For Doubtful Accounts	(30,472)	55,917	16,242
Cwn Capital Inc [Member]
Equity Method Investment, Ownership Percentage	83.00%
Cwn China [Member]
Equity Method Investment, Ownership Percentage	83.00%	80.00%
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 200,000	$ 400,000